________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust





                                  Annual Report

                      FOR THE PERIOD FROM DECEMBER 29, 2000
                       (DATE OF INITIAL PUBLIC INVESTMENT)
                              TO SEPTEMBER 30, 2001


                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403



                          THE HILLMAN TOTAL RETURN FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Total Return Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

[LOGO]:
                                    HILLMAN
                               Capital Management
                              Investment Advisers
________________________________________________________________________________

   613 THIRD STREET * ANNAPOLIS, MARYLAND 21403 * 410-269-7783 * 800-226-0206
      FAX: 410-269-7785 * mark@hillmancapital.com * www.hillmancapital.com



Mark A. Hillman
President

                           Tuesday, November 06, 2001




Dear Shareholder of the Hillman Total Return Fund:

         Enclosed please find the annual report for the Hillman Total Return Fund (the "Fund") for the fiscal year ended September 30, 2001. The short fiscal year (the Fund commenced operations on December 29, 2000) was marked by slow economic growth following one of the longest economic expansions in the history of our nation. Any hopes of a quick economic recovery were dashed on September 11, 2001. On this date, tragedy struck as terrorists hijacked airplanes and crashed them into the World Trade Center and the Pentagon. This is a sad and challenging time for our nation. The American people have risen to challenges before and this time should be no different. The United States financial system performed admirably in the wake of the attacks. Capital markets and the various exchanges continue to operate effectively. As with any tumultuous event, investment opportunities abound and we have positioned our portfolio to take advantage of buying opportunities.

         The Fund performed well in this difficult environment, declining 12.5% from December 29, 2000 to September 30, 2001 versus a loss of 21.16% for the S&P 500 Index over the same period^1. We believe that our bedrock of value investing will continue to enable our clients to participate in market advances without unreasonable exposure to excessive risk. Adherence to our discipline in bear markets is essential. The short-term swings of the market are unpredictable, but large-cap U.S. stocks have not had negative returns over any ten-year period since 1930-1939^2. During volatile markets it is tempting to listen to pundits who claim that they can predict short-term market direction. It is important to remember that if these people could make accurate predictions, they would be retired and enormously wealthy, instead of making predictions on television and in print media.

         We  appreciate  the  opportunity  to  serve as your  Fund's  Investment
Adviser.



                                            Sincerely yours,

                                            /s/ Mark A. Hillman






1 Source:  Bloomberg L.P., 499 Park Avenue, New York, NY 10022-1240
2 Source: Ibbotson,  Roger G., and Rex A. Sinquefield,  Stocks, Bonds, Bills and
  Inflation (SBBI), 1989, updated in SSBI 1999 Yearbook, TM Ibbotson Associates, Chicago, p. 46. All rights reserved.


--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                          THE HILLMAN TOTAL RETURN FUND

                     Performance Update - $10,000 Investment

   For the period from December 29, 2000 (Date of Initial Public Investment)
                              to September 30, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
                The Hillman Total           S&P 500 Total
                   Return Fund              Return Index
--------------------------------------------------------------------------------

12/29/00             $10,000                  $10,000
 1/31/01               9,960                   10,355
 2/28/01               9,810                    9,411
 3/31/01               9,250                    8,814
 4/30/01               9,670                    9,499
 5/31/01               9,820                    9,563
 6/30/01               9,930                    9,330
 7/31/01              10,000                    9,238
 8/31/01               9,500                    8,660
 9/30/01               8,750                    7,961


This graph depicts the performance of The Hillman Total Return Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                             Cumulative Total Return

                          ----------------------------
                             Since 12/29/00 (Date of
                           Initial Public Investment)
                          ----------------------------
                                    (12.50)%
                          ----------------------------


>>   The graph assumes an initial $10,000  investment at December 29, 2000 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>>   At September 30, 2001, the value of the Fund would have decreased to $8,750
     - a cumulative total investment return of (12.50)% since December 29, 2000.

>> At September 30, 2001, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $7,961 - a cumulative total investment return of (20.39)% since December 29, 2000.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Cumulative total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 83.82%

      Aerospace & Defense - 4.13%
           The B.F. Goodrich Company ..............................................                   5,000               $   97,400
           The Boeing Company .....................................................                   4,400                  147,400
                                                                                                                          ----------
                                                                                                                             244,800
                                                                                                                          ----------
      Automobiles - 1.37%
           Ford Motor Company .....................................................                   4,700                   81,545
                                                                                                                          ----------

      Biotechnology - 2.27%
        (a)Amgen, Inc. ............................................................                   2,300                  135,010
                                                                                                                          ----------

      Chemicals - 3.29%
           E.I. Du Pont de Nemours & Company ......................................                   5,200                  195,104
                                                                                                                          ----------

      Commercial Services - 2.16%
        (a)Cendant Corporation ....................................................                  10,000                  128,000
                                                                                                                          ----------

      Computer Hardware - 2.70%
        (a)Dell Computer Corporation ..............................................                   4,800                   88,944
        (a)Sun Microsystems, Inc. .................................................                   8,600                   71,122
                                                                                                                          ----------
                                                                                                                             160,066
                                                                                                                          ----------
      Computer Networking - 1.42%
        (a)Cisco Systems, Inc. ....................................................                   6,900                   84,042
                                                                                                                          ----------

      Computer Software & Services - 1.74%
        (a)Oracle Corporation .....................................................                   8,200                  103,156
                                                                                                                          ----------

      Electric Companies - 2.23%
           The Southern Company ...................................................                   5,500                  131,890
                                                                                                                          ----------

      Electrical Equipment - 3.67%
        (a)American Power Conversion Corporation ..................................                   9,700                  113,296
           General Electric Company ...............................................                   2,800                  104,160
                                                                                                                          ----------
                                                                                                                             217,456
                                                                                                                          ----------
      Electronics - Semiconductor - 1.45%
           Intel Corporation ......................................................                   4,200                   85,638
                                                                                                                          ----------

      Financial - Banks, Commercial - 2.09%
           Wachovia Corporation ...................................................                   4,000                  124,000
                                                                                                                          ----------

      Financial Services - 6.04%
           Allied Capital Corporation .............................................                  11,300                  256,397
           Morgan Stanley Dean Witter & Co. .......................................                   2,200                  101,442
                                                                                                                          ----------
                                                                                                                             357,839
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Hardware & Tools - 1.58%
           The Black & Decker Corporation ..............................................                 3,000            $   93,600
                                                                                                                          ----------

      Health Care - Diversified - 6.47%
           American Home Products Corporation ..........................................                 2,200               128,150
           Bristol-Myers Squibb Company ................................................                 2,300               127,788
           Johnson & Johnson ...........................................................                 2,300               127,190
                                                                                                                          ----------
                                                                                                                             383,128
                                                                                                                          ----------
      Health Care - Drugs Major Pharmaceutical - 2.13%
           Merck & Co., Inc. ...........................................................                 1,900               126,122
                                                                                                                          ----------

      Household Products - Non-Durables - 2.46%
           The Procter & Gamble Company ................................................                 2,000               145,580
                                                                                                                          ----------

      Insurance - Property & Casual - 3.78%
           The Allstate Corporation ....................................................                 6,000               224,100
                                                                                                                          ----------

      Lodging - Hotels - 1.18%
           Host Marriott Corporation ...................................................                 9,900                69,795
                                                                                                                          ----------

      Manufacturing - Diversified - 1.49%
           Minnesota Mining and Manufacturing Company (3M) .............................                   900                88,137
                                                                                                                          ----------

      Medical Supplies - 0.11%
        (a)Zimmer Holdings, Inc. .......................................................                   230                 6,383
                                                                                                                          ----------

      Photography / Imaging - 1.48%
           Eastman Kodak Company .......................................................                 2,700                87,831
                                                                                                                          ----------

      Real Estate Investment Trust - 9.20%
           Apartment Investment & Management Co. .......................................                 2,800               126,728
           Correctional Properties Trust ...............................................                 9,400               133,010
           Shurgard Storage Centers, Inc. ..............................................                 4,600               138,644
           Storage USA, Inc. ...........................................................                 3,700               146,520
                                                                                                                          ----------
                                                                                                                             544,902
                                                                                                                          ----------
      Restaurants & Food Service - 3.44%
        (a)Outback Steakhouse, Inc. ....................................................                 4,300               110,123
        (a)Starbucks Corporation .......................................................                 6,300                93,492
                                                                                                                          ----------
                                                                                                                             203,615
                                                                                                                          ----------
      Retail - General Merchandise - 1.75%
           Sears, Roebuck & Company ....................................................                 3,000               103,920
                                                                                                                          ----------

      Retail - Grocery - 2.44%
        (a)Whole Foods Market, Inc. ....................................................                 4,600               144,486
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Jewelry - 2.72%
        (a)Finlay Enterprises, Inc. .....................................................               22,400            $  161,280
                                                                                                                          ----------

      Retail - Specialty Line - 2.02%
        (a)Staples, Inc. ................................................................                9,000               119,880
                                                                                                                          ----------

      Retirement / Aged Care - 3.05%
        (a)Sunrise Assisted Living, Inc. ................................................                7,000               180,810
                                                                                                                          ----------

      Telecommunications - 3.96%
           SBC Communications, Inc. .....................................................                2,800               131,908
           Verizon Communications Inc. ..................................................                1,900               102,809
                                                                                                                          ----------
                                                                                                                             234,717
                                                                                                                          ----------

           Total Common Stocks (Cost $5,580,888) .............................................................             4,966,832
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest           Maturity
                                                               Principal             Rate               Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 0.95%

      United States Treasury Note ...........................   $ 50,000            6.875%            05/15/06                56,273
           (Cost $53,932)                                                                                                 ----------


CORPORATE OBLIGATIONS - 6.95%

      Boston Celtics LP .....................................     87,000            6.000%            06/30/38                49,155
      DaimlerChrysler NA ....................................    140,000            8.500%            01/18/31               147,700
      Motorola Inc. .........................................    100,000            6.750%            02/01/06                98,500
      Sunrise Assisted Living, Inc. .........................     31,000            5.500%            06/15/02                30,884
      Weatherford International Inc. ........................      2,200            5.000%            11/01/27                85,525
                                                                                                                          ----------

           Total Corporate Obligations (Cost $446,685) .......................................................               411,764
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 4.76%

      BlackRock Broad Investment Grade 2009 Term Trust ..................................               10,500               148,050
      Putnam Master Income Trust ........................................................               20,600               134,106
                                                                                                                          ----------

           Total Investment Companies (Cost $280,055) ........................................................               282,156
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001



Total Value of Investments (Cost $6,361,560 (b)) ........................................                96.48 %          $5,717,025
Other Assets Less Liabilities ...........................................................                 3.52 %             208,771
                                                                                                        ------            ----------
      Net Assets ........................................................................               100.00 %          $5,925,796
                                                                                                        ======            ==========


      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ...........................................................................            $ 213,704
           Unrealized depreciation ...........................................................................             (858,239)
                                                                                                                          ---------

                       Net unrealized depreciation ...........................................................            $(644,535)
                                                                                                                          =========



























See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2001


ASSETS
      Investments, at value (cost $6,361,560) .........................................................                 $ 5,717,025
      Cash ............................................................................................                     373,774
      Income receivable ...............................................................................                      16,409
      Other asset .....................................................................................                         579
                                                                                                                        -----------

           Total assets ...............................................................................                   6,107,787
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      22,279
      Payable for investment purchases ................................................................                     159,712
                                                                                                                        -----------

           Total liabilities ..........................................................................                     181,991
                                                                                                                        -----------

NET ASSETS
      (applicable to 675,994 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 5,925,796
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($5,925,796 / 675,994 shares) ...................................................................                 $      8.77
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 6,561,497
      Undistributed net investment income .............................................................                       8,423
      Undistributed net realized gain on investments ..................................................                         411
      Net unrealized depreciation on investments ......................................................                    (644,535)
                                                                                                                        -----------
                                                                                                                        $ 5,925,796
                                                                                                                        ===========



















See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                       STATEMENT OF OPERATIONS

                                                 Period ended September 30, 2001 (a)


NET INVESTMENT INCOME

      Income
           Interest ......................................................................................                $  12,472
           Dividends .....................................................................................                   83,189
                                                                                                                          ---------

               Total income ..............................................................................                   95,661
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   31,334
           Fund administration fees (note 2) .............................................................                    3,917
           Distribution and service fees (note 3) ........................................................                    7,833
           Custody fees ..................................................................................                    3,628
           Fund accounting fees (note 2) .................................................................                   20,563
           Audit fees ....................................................................................                   15,900
           Legal fees ....................................................................................                   10,085
           Securities pricing fees .......................................................................                    2,339
           Other accounting fees (note 2) ................................................................                   14,083
           Shareholder servicing expenses ................................................................                    3,000
           Registration and filing expenses ..............................................................                   12,433
           Printing expenses .............................................................................                    1,250
           Trustee fees and meeting expenses .............................................................                    2,975
           Other operating expenses ......................................................................                    2,852
                                                                                                                          ---------

               Total expenses ............................................................................                  132,192
                                                                                                                          ---------

               Less:
                    Investment advisory fees waived (note 2) .............................................                   (6,340)
                    Fund administration fees waived (note 2) .............................................                   (3,917)
                    Fund accounting fees waived (note 2) .................................................                  (20,563)
                    Other accounting fees waived (note 2) ................................................                  (14,083)
                    Distribution and service fees waived (note 3) ........................................                      (51)
                                                                                                                          ---------

               Net expenses ..............................................................................                   87,238
                                                                                                                          ---------

                    Net investment income ................................................................                    8,423
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                      411
      Increase in unrealized depreciation on investments .................................................                 (644,535)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (644,124)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ......................................                $(635,701)
                                                                                                                          =========

(a) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.


See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Period ended
                                                                                                                       September 30,
                                                                                                                         2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment income ............................................................................             $     8,423
         Net realized gain from investment transactions ...................................................                     411
         Increase in unrealized depreciation on investments ...............................................                (644,535)
                                                                                                                        -----------

              Net decrease in net assets resulting from operations ........................................                (635,701)
                                                                                                                        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) .............................               6,561,497
                                                                                                                        -----------

                     Total increase in net assets .........................................................               5,925,796

NET ASSETS

     Beginning of period ..................................................................................                       0
                                                                                                                        -----------

     End of period (including undistributed net investment income of $8,423) ..............................             $ 5,925,796
                                                                                                                        ===========


(a) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b) A summary of capital share activity follows:
                                                                                             ---------------------------------------
                                                                                                           Period ended
                                                                                                      September 30, 2001 (a)

                                                                                                 Shares                    Value
                                                                                             ---------------------------------------

Shares sold ..........................................................................           680,121                $ 6,600,222

Shares redeemed ......................................................................            (4,127)                   (38,725)
                                                                                             -----------                -----------

     Net increase ....................................................................           675,994                $ 6,561,497
                                                                                             ===========                ===========









See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Period ended
                                                                                                                   September 30,
                                                                                                                      2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................................................................          $     10.00

      Loss from investment operations
           Net investment income .........................................................................                 0.01
           Net realized and unrealized loss on investments ...............................................                (1.24)
                                                                                                                    -----------

               Total from investment operations ..........................................................                (1.23)
                                                                                                                    -----------

Net asset value, end of period ...........................................................................          $      8.77
                                                                                                                    ===========

Total return .............................................................................................               (12.50)%
                                                                                                                    ===========

Ratios/supplemental data
      Net assets, end of period ..........................................................................          $ 5,925,796
                                                                                                                    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .................................................                 4.22 %(b)
           After expense reimbursements and waived fees ..................................................                 2.78 %(b)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees .................................................                (1.17)%(b)
           After expense reimbursements and waived fees ..................................................                 0.27 %(b)

      Portfolio turnover rate ............................................................................                 6.03 %




(a)  For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b)  Annualized.

















See accompanying notes to financial statements


                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The  Hillman  Total  Return  Fund  (the  "Fund"),   an  open-ended
              investment company, is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"). The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received it's initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees (the "Trustees"). Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

              E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an  investment  advisory  agreement,  Hillman  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001



              The Advisor has voluntarily waived a portion of its fee in the amount of $6,340 ($0.01 per share) for the period ended September 30, 2001. There can be no assurance that the foregoing voluntary fee waiver will continue.

              The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also received a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived all of these fees amounting to $38,563 ($0.09 per share) for the period ending September 30, 2001. There can be no assurance that the foregoing voluntary fee waivers will continue.

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.

              The Distributor has voluntarily waived $51 under the Plan for the period ended September 30, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $6,605,425 and $244,732, respectively, for the period ended September 30, 2001.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Hillman Capital Management Investment Trust
  And Shareholders of The Hillman Total Return Fund:

We have audited the accompanying statement of assets and liabilities of The Hillman Total Return Fund (the "Fund"), including the portfolio of investments, as of September 30, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period ended September 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Total Return Fund as of September 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

New York, New York
October 22, 2001

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust






















               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust



                                  Annual Report

                      FOR THE PERIOD FROM DECEMBER 29, 2000
                       (DATE OF INITIAL PUBLIC INVESTMENT)
                              TO SEPTEMBER 30, 2001


                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403



                       THE HILLMAN AGGRESSIVE EQUITY FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Aggressive Equity Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

[LOGO]:
                                    HILLMAN
                               Capital Management
                              Investment Advisers
________________________________________________________________________________

   613 THIRD STREET * ANNAPOLIS, MARYLAND 21403 * 410-269-7783 * 800-226-0206
      FAX: 410-269-7785 * mark@hillmancapital.com * www.hillmancapital.com



Mark A. Hillman
President

                           Tuesday, November 06, 2001


Dear Shareholder of the Hillman Aggressive Equity Fund:

         Enclosed please find the annual report for the Hillman Aggressive Equity Fund (the "Fund") for the fiscal year ended September 30, 2001. The short fiscal year (the Fund commenced operations on December 29, 2000) was marked by slow economic growth following one of the longest economic expansions in the history of our nation. Any hopes of a quick economic recovery were dashed on September 11, 2001. On this date, tragedy struck as terrorists hijacked airplanes and crashed them into the World Trade Center and the Pentagon. This is a sad and challenging time for our nation. The American people have risen to challenges before and this time should be no different. The United States financial system performed admirably in the wake of the attacks. Capital markets and the various exchanges continue to operate effectively. As with any tumultuous event, investment opportunities abound and we have positioned our portfolio to take advantage of buying opportunities.

         The Fund performed well in this difficult environment, declining 25.0% from December 29, 2000 to September 30, 2001 versus losses of 21.16% and 39.33% for the S&P 500 Index and Nasdaq Composite Index respectively over the same period^1. We believe that our bedrock of value investing will continue to enable our clients to participate in market advances without unreasonable exposure to excessive risk. Adherence to our discipline in bear markets is essential. The short-term swings of the market are unpredictable, but large-cap U.S. stocks have not had negative returns over any ten-year period since 1930-1939^2. During volatile markets it is tempting to listen to pundits who claim that they can predict short-term market direction. It is important to remember that if these people could make accurate predictions, they would be retired and enormously wealthy, instead of making predictions on television and in print media.

         We  appreciate  the  opportunity  to  serve as your  Fund's  Investment
Adviser.



                                            Sincerely yours,

                                            /s/ Mark A. Hillman




1 Source:  Bloomberg L.P., 499 Park Avenue, New York, NY 10022-1240
2 Source: Ibbotson,  Roger G., and Rex A. Sinquefield,  Stocks, Bonds, Bills and
  Inflation (SBBI), 1989, updated in SSBI 1999 Yearbook, TM Ibbotson Associates, Chicago, p. 46. All rights reserved.



--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                     Performance Update - $10,000 Investment

   For the period from December 29, 2000 (Date of Initial Public Investment)
                              to September 30, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
                The Hillman Aggressive           S&P 500 Total
                     Equity Fund                 Return Index
--------------------------------------------------------------------------------
12/29/00               $10,000                     $10,000
 1/31/01                 9,930                      10,355
 2/28/01                 9,270                       9,411
 3/31/01                 8,390                       8,814
 4/30/01                 9,130                       9,499
 5/31/01                 9,320                       9,563
 6/30/01                 9,570                       9,330
 7/31/01                 9,560                       9,238
 8/31/01                 8,510                       8,660
 9/30/01                 7,500                       7,961


This graph depicts the performance of The Hillman Aggressive Equity Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                             Cumulative Total Return

                          ----------------------------
                             Since 12/29/00 (Date of
                           Initial Public Investment)
                          ----------------------------
                                    (25.00)%
                          ----------------------------


>>   The graph assumes an initial $10,000  investment at December 29, 2000 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>>   At September 30, 2001, the value of the Fund would have decreased to $7,500
     - a cumulative total investment return of (25.00)% since December 29, 2000.

>> At September 30, 2001, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $7,961 - a cumulative total investment return of (20.39)% since December 29, 2000.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Cumulative total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.79%

      Aerospace & Defense - 9.71%
           The B.F. Goodrich Company .............................................                    7,400               $  144,152
           The Boeing Company ....................................................                    4,000                  134,000
                                                                                                                          ----------
                                                                                                                             278,152
                                                                                                                          ----------
      Automobiles - 5.02%
           Ford Motor Company ....................................................                    8,300                  144,005
                                                                                                                          ----------

      Chemicals - 5.37%
           E.I. Du Pont de Nemours & Company .....................................                    4,100                  153,832
                                                                                                                          ----------

      Computer Hardware - 9.65%
        (a)Dell Computer Corporation .............................................                    7,600                  140,828
        (a)Sun Microsystems, Inc. ................................................                   16,400                  135,628
                                                                                                                          ----------
                                                                                                                             276,456
                                                                                                                          ----------
      Computer Networking - 4.81%
        (a)Cisco Systems, Inc. ...................................................                   11,300                  137,634
                                                                                                                          ----------

      Computer Software & Services - 5.01%
        (a)Oracle Corporation ....................................................                   11,400                  143,412
                                                                                                                          ----------

      Entertainment - 5.32%
        (a)America Online, Inc. ..................................................                    4,600                  152,260
                                                                                                                          ----------

      Financial - Banks, Commercial - 4.98%
           Wachovia Corporation ..................................................                    4,600                  142,600
                                                                                                                          ----------

      Financial Services - 9.50%
           Allied Capital Corporation ............................................                    6,300                  142,947
           Morgan Stanley, Dean Witter, & Co. ....................................                    2,800                  129,108
                                                                                                                          ----------
                                                                                                                             272,055
                                                                                                                          ----------
      Health Care - Diversified - 5.02%
           Johnson & Johnson .....................................................                    2,600                  143,780
                                                                                                                          ----------

      Lodging - Hotels - 4.65%
           Host Marriott Corporation .............................................                   18,900                  133,245
                                                                                                                          ----------

      Photography / Imaging - 4.88%
           Eastman Kodak Company .................................................                    4,300                  139,879
                                                                                                                          ----------

      Restaurants & Food Service - 10.23%
        (a)Outback Steakhouse, Inc. ..............................................                    5,700                  145,977
        (a)Starbucks Corporation .................................................                    9,900                  146,916
                                                                                                                          ----------
                                                                                                                             292,893
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Grocery - 4.83%
        (a)Whole Foods Market, Inc. ...............................................                  4,400                $  138,204
                                                                                                                          ----------

      Retail - Jewelry - 5.03%
        (a)Finlay Enterprises, Inc. ...............................................                 20,000                  144,000
                                                                                                                          ----------

      Retirement / Aged Care - 4.78%
        (a)Sunrise Assisted Living, Inc. ..........................................                  5,300                  136,899
                                                                                                                          ----------

           Total Common Stocks (Cost $3,286,497) .........................................................                 2,829,306
                                                                                                                          ----------

INVESTMENT COMPANY - 1.47%

      Evergreen Money Market Treasury Institutional Money .........................                 42,040                    42,040
           Market Fund Institutional Service Shares                                                                       ----------
           (Cost $42,040)



Total Value of Investments (Cost $3,328,537 (b)) ..................................                 100.26 %             $2,871,346
Liabilities In Excess of Other Assets .............................................                  (0.26)%                 (7,438)
                                                                                                    ------               ----------
      Net Assets ..................................................................                 100.00 %             $2,863,908
                                                                                                    ======               ==========




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $3,339,364. Unrealized appreciation / (depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................               $   87,958
           Unrealized depreciation .......................................................................                 (555,976)
                                                                                                                         ----------

                      Net unrealized depreciation ........................................................               $ (468,018)
                                                                                                                         ==========










See accompanying notes to financial statements



                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2001


ASSETS
      Investments, at value (cost $3,328,537) .........................................................                 $ 2,871,346
      Income receivable ...............................................................................                       1,220
      Receivable for investments sold .................................................................                     397,960
      Other asset .....................................................................................                         854
                                                                                                                        -----------

           Total assets ...............................................................................                   3,271,380
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      19,924
      Payable for investment purchases ................................................................                     387,548
                                                                                                                        -----------

           Total liabilities ..........................................................................                     407,472
                                                                                                                        -----------

NET ASSETS
      (applicable to 381,575 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 2,863,908
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($2,863,908 / 381,575 shares) ...................................................................                 $      7.51
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 3,474,654
      Accumulated net realized loss on investments ....................................................                    (153,555)
      Net unrealized depreciation on investments ......................................................                    (457,191)
                                                                                                                        -----------
                                                                                                                        $ 2,863,908
                                                                                                                        ===========


















See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                 Period ended September 30, 2001 (a)


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................                $  23,819
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   17,458
           Fund administration fees (note 2) .............................................................                    2,182
           Distribution and service fees (note 3) ........................................................                    4,364
           Custody fees ..................................................................................                    3,600
           Fund accounting fees (note 2) .................................................................                   20,425
           Audit fees ....................................................................................                   14,000
           Legal fees ....................................................................................                   10,085
           Securities pricing fees .......................................................................                      858
           Other accounting fees (note 2) ................................................................                   15,818
           Shareholder servicing expenses ................................................................                    2,756
           Registration and filing expenses ..............................................................                   11,942
           Printing expenses .............................................................................                    1,015
           Trustee fees and meeting expenses .............................................................                    2,975
           Other operating expenses ......................................................................                    2,852
                                                                                                                          ---------

               Total expenses ............................................................................                  110,330
                                                                                                                          ---------

               Less:
                    Investment advisory fees waived (note 2) .............................................                   (3,339)
                    Fund administration fees waived (note 2) .............................................                   (2,182)
                    Fund accounting fees waived (note 2) .................................................                  (20,425)
                    Other accounting fees waived (note 2) ................................................                  (15,818)
                    Distribution and service fees waived (note 3) ........................................                     (501)
                                                                                                                          ---------

               Net expenses ..............................................................................                   68,065
                                                                                                                          ---------

                    Net investment loss ..................................................................                  (44,246)
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (153,555)
      Increase in unrealized depreciation on investments .................................................                 (457,191)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (610,746)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ......................................                $(654,992)
                                                                                                                          =========



(a)  For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.





See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Period ended
                                                                                                                       September 30,
                                                                                                                         2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss ..............................................................................             $   (44,246)
         Net realized loss from investment transactions ...................................................                (153,555)
         Increase in unrealized depreciation on investments ...............................................                (457,191)
                                                                                                                        -----------

              Net decrease in net assets resulting from operations ........................................                (654,992)
                                                                                                                        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) .............................               3,518,900
                                                                                                                        -----------

                     Total increase in net assets .........................................................               2,863,908

NET ASSETS

     Beginning of period ..................................................................................                       0
                                                                                                                        -----------

     End of period ........................................................................................             $ 2,863,908
                                                                                                                        ===========


(a) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b) A summary of capital share activity follows:
                                                                                               -------------------------------------
                                                                                                            Period ended
                                                                                                       September 30, 2001 (a)

                                                                                                  Shares                   Value
                                                                                               -------------------------------------

Shares sold ......................................................                                 390,013              $ 3,593,879

Shares redeemed ..................................................                                  (8,438)                 (74,979)
                                                                                               -----------              -----------

     Net increase ................................................                                 381,575              $ 3,518,900
                                                                                               ===========              ===========












See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Period ended
                                                                                                                    September 30,
                                                                                                                      2001 (a)
------------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of period .................................................................              $     10.00

      Loss from investment operations
           Net investment loss .......................................................................                    (0.12)
           Net realized and unrealized loss on investments ...........................................                    (2.37)
                                                                                                                    -----------

               Total from investment operations ......................................................                    (2.49)
                                                                                                                    -----------

Net asset value, end of period .......................................................................              $      7.51
                                                                                                                    ===========

Total return .........................................................................................                   (25.00)%
                                                                                                                    ===========

Ratios/supplemental data
      Net assets, end of period ......................................................................              $ 2,863,908
                                                                                                                    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .............................................                     6.32 %(b)
           After expense reimbursements and waived fees ..............................................                     3.90 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .............................................                    (4.96)%(b)
           After expense reimbursements and waived fees ..............................................                    (2.53)%(b)

      Portfolio turnover rate ........................................................................                    52.56 %




(a)  For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b)  Annualized.

















See accompanying notes to financial statements


                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Hillman Aggressive Equity Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"). The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees (the "Trustees"). Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    The Fund has a capital loss carryforward for federal income tax purposes of $142,728 which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforward have been offset or expire.

                    As a result of the Fund's operating net investment loss, a reclassification adjustment of $44,246 has been made on the statement of assets and liabilities to decrease the accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

              E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an  investment  advisory  agreement,  Hillman  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived a portion of its fee in the amount of $3,339 ($0.01 per share) for the period ended September 30, 2001. There can be no assurance that the foregoing voluntary fee waiver will continue.

              The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also received a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived all of these fees amounting to $38,425 ($0.14 per share) for the period ending September 30, 2001. There can be no assurance that the foregoing voluntary fee waivers will continue.

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.

              The Distributor has voluntarily waived $501 under the Plan for the period ended September 30, 2001.

                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2001



NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $4,654,449 and $1,214,397, respectively, for the period ended September 30, 2001.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Hillman Capital Management Investment Trust
  And Shareholders of The Hillman Aggressive Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Hillman Aggressive Equity Fund (the "Fund"), including the portfolio of investments, as of September 30, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period ended September 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Aggressive Equity Fund as of September 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

New York, New York
October 22, 2001

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




________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust
























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.